Sale Of Management & Consolidation/Deconsolidation of Navios Containers - Gain on Sale (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain Loss On Sale Of Investments [Abstract]
Cash consideration	$ 3,000
Less: Transaction fees	(1,088)
Proceeds received	1,912
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)	$ 0	$ 0
Book value of general partner interest in Navios Partners	(3,212)
Book value of other fixed assets	(6,213)
Lease liability, net	315
Increase in operating capital	7,890
Gain on sale	$ 9,802